Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,600,000
Total Fee Amount	2,982.96
Total Offset Amount	0.00
Net Fee	$ 2,982.96
Offset Table N/A	N/A